COMMITMENTS AND CONTINGENCIES (Detail) - USD ($)		1 Months Ended
	Mar. 27, 2020	Aug. 12, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Cash and cash equivalents			$ 340,939,000	$ 473,355,000	$ 12,956,000	$ 19,674,000	$ 13,843,000	$ 17,794,000
Reserves For Settlement Of Loan Acquisitions
Loss Contingencies [Line Items]
Cash and cash equivalents			14,300,000
Reserves For Settlement Of Loan Sales
Loss Contingencies [Line Items]
Cash and cash equivalents			3,000,000
Unfunded Loan Commitment
Loss Contingencies [Line Items]
Other commitment			$ 14,900,000	16,200,000
Settlement of Investment
Loss Contingencies [Line Items]
Other commitment				$ 126,800,000
Subsequent event
Loss Contingencies [Line Items]
Loans settled	$ 122,900,000
Subsequent event | Broadly syndicated loans
Loss Contingencies [Line Items]
Loans settled		$ 0